Capital leases (Details 2) - USD ($)	Dec. 31, 2016	Dec. 31, 2015
Capital Leased Assets [Line Items]
Accumulated depreciation	$ (9,239,855)	$ 0
Total	16,885,419	37,083,985
Vessel And Equipment [Member]
Capital Leased Assets [Line Items]
Capital Leased Assets, Gross	26,125,274	0
Vessels [Member]
Capital Leased Assets [Line Items]
Capital Leased Assets, Gross	$ 0	$ 37,083,985